Income Taxes - Additonal Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase, Amount					$ 2,591,313
Percentage of Net Operating Loss Carryforward					80.00%
Income Tax Examination, Material Interest or Penalties					$ 0	$ 0
Income Tax Examination, Material Interest or Penalties Accrued					0	0
Income Tax Expense (Benefit)	$ (1,578)	$ 7,324	$ (1,568)	$ 7,211	$ 8,883	$ 5,252
Effective Income Tax Rate Reconciliation, Percent	1.00%	1.00%	1.00%	1.00%	(0.10%)	(0.06%)
Federal statutory rate, Percent			21.00%		21.00%	21.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Income Tax Expense (Benefit)	$ 1,578		$ 1,568